JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
June 25, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 333-103022 and 811-23117
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 675 (Amendment No. 676 under the Investment Company Act of 1940, as amended) filed electronically on June 21, 2024.
Please contact the undersigned at (212) 648-0152 if you have any questions.
Very truly yours,
/s/ Anthony Geron
Anthony Geron
Assistant Secretary

APPENDIX A
J.P. Morgan Money Market Funds
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Prime Money Market Fund
JPMorgan Tax Free Money Market Fund